Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.4%
Afterpay Ltd.(a)	710,063	$64,529,641
AGL Energy Ltd.	2,062,210	14,225,082
AMP Ltd.	11,373,065	9,795,415
Ampol Ltd.	830,845	16,423,312
APA Group	3,921,255	30,380,608
Aristocrat Leisure Ltd.	1,909,922	54,837,624
ASX Ltd.	642,518	36,220,930
Aurizon Holdings Ltd.	6,223,255	18,026,827
AusNet Services	6,253,720	9,154,151
Australia & New Zealand Banking Group Ltd.	9,439,677	209,562,868
BHP Group Ltd.	9,790,232	360,729,615
BHP Group PLC	7,019,252	212,300,846
BlueScope Steel Ltd.	1,675,664	27,984,211
Brambles Ltd.	4,921,385	39,535,853
CIMIC Group Ltd.(a)	314,253	4,709,248
Cochlear Ltd.	218,748	37,596,251
Coles Group Ltd.	4,430,916	55,857,836
Commonwealth Bank of Australia	5,896,026	405,522,520
Computershare Ltd.	1,800,866	19,642,037
Crown Resorts Ltd.(a)	1,242,000	11,723,661
CSL Ltd.	1,512,060	316,712,413
Dexus	3,623,994	28,469,436
Evolution Mining Ltd.	5,400,470	19,314,478
Fortescue Metals Group Ltd.	5,627,942	98,205,606
Goodman Group	5,525,766	80,715,038
GPT Group (The)	6,467,702	23,081,414
Insurance Australia Group Ltd.	8,100,687	30,661,145
James Hardie Industries PLC	1,474,213	48,852,632
Lendlease Corp. Ltd.	2,287,557	22,458,870
Macquarie Group Ltd.	1,141,354	141,494,246
Magellan Financial Group Ltd.	428,118	16,038,940
Medibank Pvt Ltd.	9,144,277	21,755,573
Mirvac Group	13,082,203	27,183,389
National Australia Bank Ltd.	10,934,897	225,188,017
Newcrest Mining Ltd.	2,715,495	55,627,938
Northern Star Resources Ltd.	3,651,119	29,641,429
Oil Search Ltd.	6,563,721	19,266,558
Orica Ltd.	1,343,213	14,069,382
Origin Energy Ltd.	5,855,994	18,817,607
Qantas Airways Ltd.(a)	3,071,802	11,745,428
QBE Insurance Group Ltd.	4,889,003	37,236,397
Ramsay Health Care Ltd.	607,899	31,611,563
REA Group Ltd.	175,180	21,427,575
Rio Tinto Ltd.	1,233,699	115,452,427
Santos Ltd.	6,239,661	33,642,391
Scentre Group	17,270,084	36,285,557
Seek Ltd.(a)	1,114,164	26,653,900
Sonic Healthcare Ltd.	1,509,224	41,828,912
South32 Ltd.	16,083,488	35,780,233
Stockland	7,922,477	28,640,281
Suncorp Group Ltd.	4,260,310	34,587,116
Sydney Airport(a)	4,396,277	21,020,650
Tabcorp Holdings Ltd.	7,362,380	28,264,744
Telstra Corp. Ltd.	13,815,578	36,177,553
TPG Telecom Ltd.	1,228,894	5,230,419
Transurban Group	9,094,630	99,546,346
Treasury Wine Estates Ltd.	2,393,736	18,564,378
Vicinity Centres	12,861,538	15,746,811

Security	Shares	Value

Australia (continued)
Washington H Soul Pattinson & Co. Ltd.	355,515	$8,312,675
Wesfarmers Ltd.	3,768,201	157,500,534
Westpac Banking Corp.	12,003,061	231,608,707
WiseTech Global Ltd.	481,473	11,689,253
Woodside Petroleum Ltd.	3,199,841	56,503,462
Woolworths Group Ltd.	4,205,297	127,661,417

		4,149,031,376

Austria — 0.2%
Erste Group Bank AG(a)	927,418	33,046,195
OMV AG	488,984	24,140,076
Raiffeisen Bank International AG	492,159	10,776,863
Verbund AG	225,572	18,546,421
voestalpine AG	384,850	16,724,491

		103,234,046

Belgium — 0.9%
Ageas SA/NV	581,129	35,229,988
Anheuser-Busch InBev SA/NV	2,532,292	179,335,741
Elia Group SA/NV	102,354	11,089,234
Etablissements Franz Colruyt NV	179,901	10,683,140
Galapagos NV(a)	141,362	11,042,431
Groupe Bruxelles Lambert SA	375,674	41,144,453
KBC Group NV(a)	830,862	64,632,368
Proximus SADP	504,278	10,762,991
Sofina SA	51,274	19,517,010
Solvay SA	246,071	31,340,096
UCB SA	420,605	39,017,340
Umicore SA	654,218	39,818,397

		493,613,189

Denmark — 2.5%
Ambu A/S, Class B	544,173	30,531,086
AP Moller - Maersk A/S, Class A	10,568	24,890,436
AP Moller - Maersk A/S, Class B, NVS	20,376	50,695,510
Carlsberg A/S, Class B	342,151	60,120,743
Chr Hansen Holding A/S(a)	350,156	32,228,874
Coloplast A/S, Class B	394,465	65,354,128
Danske Bank A/S	2,294,575	43,847,511
Demant A/S(a)	360,467	18,100,226
DSV Panalpina A/S	687,943	153,621,097
Genmab A/S(a)	217,835	80,044,264
GN Store Nord A/S	426,096	38,514,970
H Lundbeck A/S	231,539	7,151,205
Novo Nordisk A/S, Class B	5,722,675	419,683,522
Novozymes A/S, Class B	692,249	49,338,702
Orsted A/S(b)	628,692	91,815,807
Pandora A/S	331,870	37,712,195
ROCKWOOL International A/S, Class B	26,718	12,010,374
Tryg A/S	1,087,996	24,929,518
Vestas Wind Systems A/S	3,272,285	136,767,863

		1,377,358,031

Finland — 1.2%
Elisa OYJ	472,307	26,830,488
Fortum OYJ	1,474,070	38,772,497
Kesko OYJ, Class B	907,192	27,673,242
Kone OYJ, Class B	1,129,590	88,849,337
Neste OYJ	1,406,016	85,305,105
Nokia OYJ(a)	18,790,106	89,177,471
Nordea Bank Abp	10,767,677	112,009,564
Orion OYJ, Class B	352,712	15,637,819
Sampo OYJ, Class A	1,565,416	74,454,512

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Stora Enso OYJ, Class R	1,935,458	$37,115,366
UPM-Kymmene OYJ	1,773,957	69,510,162
Wartsila OYJ Abp	1,477,970	19,099,495

		684,435,058

France — 11.1%
Accor SA(a)	607,766	24,487,606
Aeroports de Paris(a)	98,599	12,664,590
Air Liquide SA	1,573,939	265,486,380
Airbus SE(a)	1,954,529	235,144,966
Alstom SA(a)	882,376	48,266,547
Amundi SA(a)(b)	201,831	18,003,639
Arkema SA	229,366	28,715,514
Atos SE(a)	329,036	22,426,810
AXA SA	6,428,188	182,042,346
BioMerieux	137,850	16,415,159
BNP Paribas SA(a)	3,738,219	240,258,567
Bollore SA	2,931,882	14,823,474
Bouygues SA	759,521	32,586,049
Bureau Veritas SA(a)	975,697	29,210,903
Capgemini SE	534,991	98,148,951
Carrefour SA	2,040,438	39,558,367
Cie. de Saint-Gobain(a)	1,691,275	106,887,705
Cie. Generale des Etablissements Michelin SCA	563,058	81,574,318
CNP Assurances	571,025	10,011,977
Covivio	172,655	15,421,879
Credit Agricole SA(a)	3,832,299	59,382,659
Danone SA	2,053,748	144,951,018
Dassault Aviation SA(a)	8,356	9,113,409
Dassault Systemes SE	439,111	101,993,694
Edenred	820,181	46,552,780
Eiffage SA(a)	276,555	30,335,381
Electricite de France SA(a)	2,061,417	30,076,181
Engie SA(a)	6,070,063	90,389,320
EssilorLuxottica SA	947,438	157,848,737
Eurazeo SE	130,813	10,912,854
Eurofins Scientific SE(a)	443,136	43,929,358
Faurecia SE(a)	274,089	14,814,676
Faurecia SE, New(a)	115,395	6,221,889
Gecina SA	152,403	22,318,235
Getlink SE(a)	1,462,526	23,292,584
Hermes International	105,255	132,280,996
Iliad SA	49,295	8,960,537
Ipsen SA	125,369	12,139,937
Kering SA	251,806	202,032,133
Klepierre SA	649,166	17,239,136
La Francaise des Jeux SAEM(b)	285,875	14,667,086
Legrand SA	887,384	86,526,838
L’Oreal SA	837,281	344,355,388
LVMH Moet Hennessy Louis Vuitton SE	922,630	695,496,352
Natixis SA(a)	3,147,000	15,395,885
Orange SA	6,630,317	82,609,285
Orpea SA(a)	171,879	22,149,489
Pernod Ricard SA	696,256	143,072,674
Publicis Groupe SA	741,030	48,045,903
Remy Cointreau SA	75,477	15,100,797
Renault SA(a)	638,320	25,760,925
Safran SA(a)	1,064,960	159,198,574
Sanofi	3,765,635	395,601,035
Sartorius Stedim Biotech	91,963	42,289,321
Schneider Electric SE	1,790,364	286,689,971

Security	Shares	Value

France (continued)
SCOR SE(a)	527,692	$17,094,186
SEB SA	82,724	15,086,843
SES SA	1,268,910	9,629,445
Societe Generale SA(a)	2,694,523	76,777,572
Sodexo SA(a)	293,796	29,390,104
Suez SA	1,148,264	27,452,077
Teleperformance	195,185	75,446,825
Thales SA	353,646	36,092,452
TOTAL SE	8,376,514	371,330,220
Ubisoft Entertainment SA(a)	307,273	23,103,650
Unibail-Rodamco-Westfield(a)	460,731	38,041,923
Valeo SA	764,040	24,778,095
Veolia Environnement SA	1,791,939	57,142,522
Vinci SA	1,733,123	190,690,827
Vivendi SE	2,757,945	96,280,385
Wendel SE	89,148	11,879,918
Worldline SA(a)(b)	788,368	77,469,902

		6,241,567,730

Germany — 8.6%
adidas AG(a)	632,759	195,646,518
Allianz SE, Registered	1,370,214	356,943,829
Aroundtown SA	3,319,281	25,588,779
BASF SE	3,052,469	246,489,564
Bayer AG, Registered	3,264,985	211,533,476
Bayerische Motoren Werke AG	1,100,368	110,473,528
Bechtle AG	90,839	18,518,754
Beiersdorf AG	334,543	37,815,667
Brenntag SE	513,876	46,197,329
Carl Zeiss Meditec AG, Bearer	133,610	23,571,054
Commerzbank AG(a)	3,331,130	22,018,983
Continental AG(a)	365,585	49,571,862
Covestro AG(b)	610,444	39,990,662
Daimler AG, Registered	2,844,395	253,553,255
Delivery Hero SE(a)(b)	430,822	68,484,218
Deutsche Bank AG, Registered(a)	6,525,271	91,166,512
Deutsche Boerse AG	631,445	108,927,100
Deutsche Lufthansa AG, Registered(a)(c)	993,957	12,848,287
Deutsche Post AG, Registered	3,294,307	194,140,143
Deutsche Telekom AG, Registered	11,076,951	213,350,880
Deutsche Wohnen SE	1,135,353	61,503,191
E.ON SE	7,461,427	90,054,167
Evonik Industries AG	696,219	24,405,711
Fresenius Medical Care AG & Co. KGaA	708,352	56,415,552
Fresenius SE & Co. KGaA	1,390,300	68,418,513
GEA Group AG	509,358	22,386,654
Hannover Rueck SE	200,634	37,146,259
HeidelbergCement AG	494,960	45,414,367
HelloFresh SE(a)	491,646	40,837,187
Henkel AG & Co. KGaA	345,886	34,434,415
HOCHTIEF AG	81,616	7,661,482
Infineon Technologies AG	4,340,094	175,363,825
KION Group AG	239,829	23,945,282
Knorr-Bremse AG	240,858	29,574,368
LANXESS AG	276,269	20,360,090
LEG Immobilien SE	239,283	33,327,246
Merck KGaA	429,523	75,568,267
MTU Aero Engines AG	176,655	44,636,753
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	465,604	134,882,867
Nemetschek SE	192,203	14,345,182

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Puma SE(a)	325,373	$34,358,513
Rational AG(c)	17,055	14,240,165
RWE AG	2,134,980	81,060,583
SAP SE	3,470,386	487,782,359
Scout24 AG(b)	357,320	29,739,997
Siemens AG, Registered	2,542,398	424,863,869
Siemens Healthineers AG(b)	893,163	51,049,989
Symrise AG	427,573	55,280,094
TeamViewer AG(a)(b)	534,479	25,453,127
Telefonica Deutschland Holding AG	3,452,371	10,049,119
Uniper SE	668,794	24,426,552
United Internet AG, Registered(d)	355,130	14,966,963
Volkswagen AG	107,684	34,248,236
Vonovia SE	1,786,635	117,517,014
Zalando SE(a)(b)	510,060	53,136,431

		4,825,684,789

Hong Kong — 3.3%
AIA Group Ltd.	40,192,800	511,799,239
ASM Pacific Technology Ltd.	1,021,500	15,493,115
Bank of East Asia Ltd. (The)(c)	4,340,840	9,121,138
BOC Hong Kong Holdings Ltd.	12,310,500	43,429,151
Budweiser Brewing Co. APAC Ltd.(b)(c)	5,728,900	18,108,306
CK Asset Holdings Ltd.	8,592,184	53,930,354
CK Hutchison Holdings Ltd.	8,971,184	73,577,373
CK Infrastructure Holdings Ltd.	2,197,292	13,466,347
CLP Holdings Ltd.	5,460,500	53,888,941
ESR Cayman Ltd.(a)(b)	6,102,400	20,860,287
Galaxy Entertainment Group Ltd.(a)	7,219,000	63,575,272
Hang Lung Properties Ltd.	6,735,000	18,383,515
Hang Seng Bank Ltd.(c)	2,541,100	49,893,811
Henderson Land Development Co. Ltd.	4,829,764	21,484,688
HK Electric Investments & HK Electric
Investments Ltd.	8,811,000	8,825,918
HKT Trust & HKT Ltd.	12,605,440	18,307,211
Hong Kong & China Gas Co. Ltd.	35,451,251	56,872,810
Hong Kong Exchanges & Clearing Ltd.	3,993,900	241,685,239
Hongkong Land Holdings Ltd.(c)	3,882,200	19,216,890
Jardine Matheson Holdings Ltd.	723,700	48,661,588
Link REIT	6,856,558	64,841,498
Melco Resorts & Entertainment Ltd., ADR(a)	715,462	13,801,262
MTR Corp. Ltd.	5,129,000	28,594,050
New World Development Co. Ltd.	5,082,033	26,892,699
PCCW Ltd.	14,198,000	8,226,115
Power Assets Holdings Ltd.	4,610,500	28,345,001
Sands China Ltd.(a)	8,072,400	38,351,656
Sino Land Co. Ltd.	10,562,000	15,693,039
SJM Holdings Ltd.	6,587,000	8,548,763
Sun Hung Kai Properties Ltd.	4,336,500	65,492,632
Swire Pacific Ltd., Class A	1,660,500	13,436,905
Swire Properties Ltd.	3,904,855	11,664,013
Techtronic Industries Co. Ltd.	4,568,033	83,281,314
WH Group Ltd.(b)	31,918,500	27,904,056
Wharf Real Estate Investment Co. Ltd.(c)	5,544,912	31,912,238
Wynn Macau Ltd.(a)	5,170,000	9,944,804
Xinyi Glass Holdings Ltd.	6,044,000	21,438,833

		1,858,950,071

Ireland — 0.7%
CRH PLC	2,608,964	123,208,485
Flutter Entertainment PLC(a)	542,080	110,836,590

Security	Shares	Value

Ireland (continued)
Kerry Group PLC, Class A	528,544	$68,588,946
Kingspan Group PLC	512,989	45,734,716
Smurfit Kappa Group PLC	813,393	41,673,144

		390,041,881

Israel — 0.6%
Azrieli Group Ltd.	140,495	9,898,132
Bank Hapoalim BM(a)	3,770,040	30,105,920
Bank Leumi Le-Israel BM	4,808,208	33,919,188
Check Point Software Technologies Ltd.(a)(c)	373,080	43,579,475
CyberArk Software Ltd.(a)	128,613	18,070,127
Elbit Systems Ltd.	87,867	12,107,162
ICL Group Ltd.	2,333,211	14,999,136
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	3,870,717	17,519,579
Mizrahi Tefahot Bank Ltd.	465,966	13,145,633
Nice Ltd.(a)	208,473	50,444,636
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	3,644,496	38,996,107
Wix.com Ltd.(a)	184,764	58,732,780

		341,517,877

Italy — 2.1%
Amplifon SpA(a)	414,427	17,525,903
Assicurazioni Generali SpA(a)	3,666,492	73,642,949
Atlantia SpA(a)	1,644,942	32,128,431
CNH Industrial NV	3,399,276	50,618,626
DiaSorin SpA	83,765	14,243,124
Enel SpA	27,030,327	269,000,730
Eni SpA	8,387,975	100,267,595
Ferrari NV	418,915	89,839,217
FinecoBank Banca Fineco SpA(a)	2,021,215	34,842,536
Infrastrutture Wireless Italiane SpA(b)	1,120,910	13,088,706
Intesa Sanpaolo SpA(a)	54,888,865	153,360,534
Mediobanca Banca di Credito Finanziario SpA(a)	2,062,293	23,341,289
Moncler SpA(a)	644,535	39,585,960
Nexi SpA(a)(b)	1,459,829	28,012,026
Poste Italiane SpA(b)	1,733,735	22,749,059
Prysmian SpA	801,768	25,142,628
Recordati Industria Chimica e Farmaceutica SpA	347,266	19,162,894
Snam SpA	6,692,563	37,704,444
Telecom Italia SpA/Milano	27,849,596	15,297,610
Tenaris SA	1,565,373	16,880,415
Terna Rete Elettrica Nazionale SpA	4,676,000	34,505,569
UniCredit SpA	7,064,180	72,810,029

		1,183,750,274

Japan — 23.5%
ABC-Mart Inc.	109,300	5,849,732
Acom Co. Ltd.	1,332,470	5,717,290
Advantest Corp.	663,200	62,979,882
Aeon Co. Ltd.	2,174,800	59,341,668
Aeon Mall Co. Ltd.	339,710	5,389,114
AGC Inc.	642,200	29,259,009
Air Water Inc.	610,400	10,107,717
Aisin Corp.	539,200	20,767,870
Ajinomoto Co. Inc.	1,549,800	31,001,671
Alfresa Holdings Corp.	623,300	11,159,582
Amada Co. Ltd.	1,069,600	11,576,202
ANA Holdings Inc.(a)	518,500	11,882,736
Asahi Group Holdings Ltd.	1,517,000	63,355,793
Asahi Intecc Co. Ltd.	650,300	17,503,157
Asahi Kasei Corp.	4,169,300	43,922,501

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Astellas Pharma Inc.	6,187,450	$92,864,112
Azbil Corp.	410,900	16,615,690
Bandai Namco Holdings Inc.	664,000	48,755,903
Bank of Kyoto Ltd. (The)	188,500	10,105,759
Bridgestone Corp.	1,779,000	71,238,123
Brother Industries Ltd.	740,300	15,651,922
Calbee Inc.	288,300	6,907,806
Canon Inc.	3,324,500	79,169,969
Capcom Co. Ltd.	585,800	19,025,571
Casio Computer Co. Ltd.	642,900	11,357,577
Central Japan Railway Co.	479,400	70,108,495
Chiba Bank Ltd. (The)	1,759,400	10,977,639
Chubu Electric Power Co. Inc.	2,141,300	25,868,777
Chugai Pharmaceutical Co. Ltd.	2,232,100	83,745,868
Chugoku Electric Power Co. Inc. (The)	966,200	10,784,173
Coca-Cola Bottlers Japan Holdings Inc.	408,900	6,527,885
Concordia Financial Group Ltd.	3,428,900	12,861,708
Cosmos Pharmaceutical Corp.	66,500	9,545,629
CyberAgent Inc.	1,344,600	27,653,454
Dai Nippon Printing Co. Ltd.	807,800	16,044,406
Daifuku Co. Ltd.	336,200	33,280,124
Dai-ichi Life Holdings Inc.	3,587,152	64,503,429
Daiichi Sankyo Co. Ltd.	5,655,185	144,192,860
Daikin Industries Ltd.	828,000	166,122,684
Daito Trust Construction Co. Ltd.	217,600	23,132,629
Daiwa House Industry Co. Ltd.	1,880,700	55,661,356
Daiwa House REIT Investment Corp.	6,564	17,601,285
Daiwa Securities Group Inc.	4,799,500	25,559,571
Denso Corp.	1,440,300	93,015,669
Dentsu Group Inc.	719,000	22,101,825
Disco Corp.	95,700	30,993,825
East Japan Railway Co.	1,005,000	68,765,336
Eisai Co. Ltd.	837,300	54,609,686
ENEOS Holdings Inc.	10,200,150	43,971,554
FANUC Corp.	637,500	146,828,256
Fast Retailing Co. Ltd.	193,900	159,139,737
Fuji Electric Co. Ltd.	421,100	19,166,301
FUJIFILM Holdings Corp.	1,197,200	77,622,766
Fujitsu Ltd.	653,600	104,074,910
Fukuoka Financial Group Inc.	570,600	9,709,675
GLP J-REIT	13,660	22,894,762
GMO Payment Gateway Inc.	135,900	17,344,175
Hakuhodo DY Holdings Inc.	779,320	13,125,915
Hamamatsu Photonics KK	465,900	27,023,521
Hankyu Hanshin Holdings Inc.	760,600	23,937,276
Harmonic Drive Systems Inc.(c)	143,600	9,682,375
Hikari Tsushin Inc.	69,800	14,035,991
Hino Motors Ltd.	961,100	8,045,437
Hirose Electric Co. Ltd.	107,648	17,146,075
Hisamitsu Pharmaceutical Co. Inc.	169,900	9,885,769
Hitachi Construction Machinery Co. Ltd.	356,600	10,945,455
Hitachi Ltd.	3,216,700	158,355,635
Hitachi Metals Ltd.(a)	712,900	13,826,888
Honda Motor Co. Ltd.	5,418,100	160,205,839
Hoshizaki Corp.	169,000	14,997,484
Hoya Corp.	1,249,200	142,114,286
Hulic Co. Ltd.	1,004,900	11,436,765
Ibiden Co. Ltd.	351,800	16,671,918
Idemitsu Kosan Co. Ltd.	644,983	15,442,299
Iida Group Holdings Co. Ltd.	488,780	11,908,157

Security	Shares	Value

Japan (continued)
Inpex Corp.	3,401,743	$23,216,690
Isuzu Motors Ltd.	1,834,900	18,566,391
Ito En Ltd.	178,800	9,896,528
ITOCHU Corp.	4,477,100	139,590,657
Itochu Techno-Solutions Corp.	317,700	11,015,809
Japan Airlines Co. Ltd.(a)	469,500	9,969,439
Japan Airport Terminal Co. Ltd.	197,800	8,885,211
Japan Exchange Group Inc.	1,694,600	39,711,979
Japan Metropolitan Fund Invest	23,220	22,879,045
Japan Post Bank Co. Ltd.	1,346,000	12,301,853
Japan Post Holdings Co. Ltd.	5,234,500	43,942,886
Japan Post Insurance Co. Ltd.	747,000	14,392,590
Japan Real Estate Investment Corp.	4,372	27,118,759
Japan Tobacco Inc.	3,988,100	74,577,342
JFE Holdings Inc.	1,631,875	21,468,700
JSR Corp.	675,400	20,792,471
Kajima Corp.	1,491,300	20,601,647
Kakaku.com Inc.	445,200	12,096,830
Kansai Electric Power Co. Inc. (The)	2,339,900	23,162,452
Kansai Paint Co. Ltd.	590,200	14,865,016
Kao Corp.	1,601,900	102,689,843
KDDI Corp.	5,360,400	162,128,744
Keihan Holdings Co. Ltd.	319,400	11,644,563
Keikyu Corp.	733,500	9,381,392
Keio Corp.	341,900	22,208,408
Keisei Electric Railway Co. Ltd.	427,900	13,349,243
Keyence Corp.	606,192	291,269,419
Kikkoman Corp.	482,900	29,644,197
Kintetsu Group Holdings Co. Ltd.(a)	570,600	20,437,299
Kirin Holdings Co. Ltd.	2,733,800	51,284,542
Kobayashi Pharmaceutical Co. Ltd.	164,000	14,628,791
Kobe Bussan Co. Ltd.	410,100	10,963,014
Koei Tecmo Holdings Co. Ltd.	195,000	8,714,835
Koito Manufacturing Co. Ltd.	347,500	21,650,199
Komatsu Ltd.	2,910,000	85,325,923
Konami Holdings Corp.	310,400	18,515,237
Kose Corp.	110,700	16,670,070
Kubota Corp.	3,414,100	80,272,970
Kuraray Co. Ltd.	1,064,700	11,562,133
Kurita Water Industries Ltd.	328,700	15,156,196
Kyocera Corp.	1,066,900	64,782,172
Kyowa Kirin Co. Ltd.	896,900	27,242,194
Kyushu Electric Power Co. Inc.	1,260,000	11,504,323
Kyushu Railway Co.	496,800	11,144,537
Lasertec Corp.	250,500	44,322,492
Lawson Inc.	166,900	7,481,908
Lion Corp.	747,600	14,021,134
Lixil Corp.	884,880	23,970,813
M3 Inc.	1,466,200	101,636,681
Makita Corp.	743,700	33,441,156
Marubeni Corp.	5,487,800	45,617,447
Marui Group Co. Ltd.	632,200	11,833,687
Mazda Motor Corp.(a)	1,889,800	14,626,694
McDonald’s Holdings Co. Japan Ltd.	220,300	10,057,152
Medipal Holdings Corp.	608,400	11,176,682
MEIJI Holdings Co. Ltd.	380,604	23,573,387
Mercari Inc.(a)	286,300	14,144,092
MINEBEA MITSUMI Inc.	1,205,200	30,222,343
MISUMI Group Inc.	943,400	26,583,157
Mitsubishi Chemical Holdings Corp.	4,262,900	31,726,537

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Corp.	4,443,900	$122,781,007
Mitsubishi Electric Corp.	6,065,600	93,338,266
Mitsubishi Estate Co. Ltd.	3,931,200	64,575,908
Mitsubishi Gas Chemical Co. Inc.	525,400	12,146,615
Mitsubishi HC Capital Inc.	2,187,100	12,525,727
Mitsubishi Heavy Industries Ltd.	1,067,200	31,702,103
Mitsubishi UFJ Financial Group Inc.	40,624,480	214,820,451
Mitsui & Co. Ltd.	5,421,300	114,248,795
Mitsui Chemicals Inc.	612,500	19,276,337
Mitsui Fudosan Co. Ltd.	3,048,200	66,092,439
Miura Co. Ltd.	292,100	15,312,502
Mizuho Financial Group Inc.	8,017,016	112,585,148
MonotaRO Co. Ltd.	832,900	21,259,695
MS&AD Insurance Group Holdings Inc.	1,479,688	41,897,757
Murata Manufacturing Co. Ltd.	1,909,100	152,004,916
Nabtesco Corp.	373,800	16,808,261
Nagoya Railroad Co. Ltd.(a)	622,900	14,281,025
NEC Corp.	861,400	50,121,257
Nexon Co. Ltd.	1,620,900	53,755,661
NGK Insulators Ltd.	857,500	15,619,436
NGK Spark Plug Co. Ltd.	506,800	8,457,099
NH Foods Ltd.	274,700	12,251,612
Nidec Corp.	1,486,300	172,079,287
Nihon M&A Center Inc.	1,005,500	26,346,023
Nintendo Co. Ltd.	372,000	213,354,192
Nippon Building Fund Inc.	4,938	32,436,613
Nippon Express Co. Ltd.	239,700	18,311,102
Nippon Paint Holdings Co. Ltd.	2,436,500	34,818,288
Nippon Prologis REIT Inc.	6,965	22,365,994
Nippon Sanso Holdings Corp.	504,600	9,482,168
Nippon Shinyaku Co. Ltd.	151,500	10,201,180
Nippon Steel Corp.	2,684,935	46,842,972
Nippon Telegraph & Telephone Corp.	4,278,100	107,828,238
Nippon Yusen KK	507,600	19,922,273
Nissan Chemical Corp.	409,800	21,070,180
Nissan Motor Co. Ltd.(a)	7,724,200	38,704,033
Nisshin Seifun Group Inc.	655,397	10,565,020
Nissin Foods Holdings Co. Ltd.	211,300	14,981,703
Nitori Holdings Co. Ltd.	266,300	47,775,884
Nitto Denko Corp.	527,800	43,747,935
Nomura Holdings Inc.	10,440,000	56,056,319
Nomura Real Estate Holdings Inc.	385,400	9,484,708
Nomura Real Estate Master Fund Inc.	14,108	22,303,302
Nomura Research Institute Ltd.	1,063,471	32,739,398
NSK Ltd.	1,190,000	10,952,289
NTT Data Corp.	2,095,055	32,545,660
Obayashi Corp.	2,155,400	19,659,977
Obic Co. Ltd.	231,900	44,829,120
Odakyu Electric Railway Co. Ltd.	979,400	26,477,535
Oji Holdings Corp.	2,860,800	18,032,946
Olympus Corp.	3,872,700	79,629,415
Omron Corp.	616,900	46,787,439
Ono Pharmaceutical Co. Ltd.	1,227,900	30,903,919
Oracle Corp. Japan	127,700	11,974,978
Oriental Land Co. Ltd.	664,800	94,119,940
ORIX Corp.	4,367,100	70,217,998
Orix JREIT Inc.	8,734	15,405,656
Osaka Gas Co. Ltd.	1,246,500	24,039,358
Otsuka Corp.	347,400	17,512,227
Otsuka Holdings Co. Ltd.	1,297,200	49,856,248

Security	Shares	Value

Japan (continued)
Pan Pacific International Holdings Corp.	1,367,900	$29,471,703
Panasonic Corp.	7,338,768	86,543,817
PeptiDream Inc.(a)	314,100	13,462,865
Persol Holdings Co. Ltd.	592,200	10,884,496
Pigeon Corp.	383,400	12,995,718
Pola Orbis Holdings Inc.	306,300	7,938,776
Rakuten Group Inc.	2,873,700	36,517,719
Recruit Holdings Co. Ltd.	4,509,100	203,745,894
Renesas Electronics Corp.(a)	2,582,200	30,120,351
Resona Holdings Inc.	7,111,100	29,210,776
Ricoh Co. Ltd.	2,224,800	23,651,412
Rinnai Corp.	119,800	12,034,253
Rohm Co. Ltd.	290,700	28,802,717
Ryohin Keikaku Co. Ltd.	792,500	16,675,815
Santen Pharmaceutical Co. Ltd.	1,199,400	15,362,152
SBI Holdings Inc.	807,880	22,838,381
SCSK Corp.	173,500	10,063,492
Secom Co. Ltd.	697,300	57,899,408
Sega Sammy Holdings Inc.	573,938	8,238,495
Seibu Holdings Inc.(a)	695,800	7,486,033
Seiko Epson Corp.	928,300	15,779,529
Sekisui Chemical Co. Ltd.	1,187,900	20,670,471
Sekisui House Ltd.	2,049,900	41,427,465
Seven & i Holdings Co. Ltd.	2,504,080	107,649,896
SG Holdings Co. Ltd.	1,064,000	24,179,827
Sharp Corp.	707,700	11,958,482
Shimadzu Corp.	737,600	25,811,445
Shimamura Co. Ltd.	73,900	7,315,292
Shimano Inc.	246,500	56,457,870
Shimizu Corp.	1,834,100	15,017,790
Shin-Etsu Chemical Co. Ltd.	1,177,000	198,670,235
Shinsei Bank Ltd.(a)	515,100	7,497,590
Shionogi & Co. Ltd.	880,400	46,289,363
Shiseido Co. Ltd.	1,329,400	96,422,700
Shizuoka Bank Ltd. (The)	1,378,500	10,555,825
SMC Corp.	190,300	110,466,447
Softbank Corp.	9,545,700	123,092,852
SoftBank Group Corp.	5,209,000	471,076,026
Sohgo Security Services Co. Ltd.	236,900	10,381,510
Sompo Holdings Inc.	1,117,250	41,498,879
Sony Group Corp.	4,191,000	417,930,561
Square Enix Holdings Co. Ltd.	305,800	17,009,871
Stanley Electric Co. Ltd.	431,100	12,344,751
Subaru Corp.	2,047,500	37,979,107
SUMCO Corp.	870,700	22,559,100
Sumitomo Chemical Co. Ltd.	4,949,900	25,223,863
Sumitomo Corp.	3,947,600	53,739,800
Sumitomo Dainippon Pharma Co. Ltd.	592,600	10,273,794
Sumitomo Electric Industries Ltd.	2,509,200	37,326,373
Sumitomo Metal Mining Co. Ltd.	774,500	32,870,459
Sumitomo Mitsui Financial Group Inc.	4,338,200	150,897,364
Sumitomo Mitsui Trust Holdings Inc.	1,123,460	38,234,950
Sumitomo Realty & Development Co. Ltd.	1,030,000	34,290,929
Sundrug Co. Ltd.	238,000	8,110,791
Suntory Beverage & Food Ltd.	462,400	15,610,045
Suzuken Co. Ltd.	222,724	8,018,105
Suzuki Motor Corp.	1,223,600	46,423,029
Sysmex Corp.	556,200	55,592,013
T&D Holdings Inc.	1,788,500	21,909,350
Taiheiyo Cement Corp.	379,400	9,507,128

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Taisei Corp.	634,200	$23,382,517
Taisho Pharmaceutical Holdings Co. Ltd.	113,100	6,663,593
Takeda Pharmaceutical Co. Ltd.	5,239,010	174,226,260
TDK Corp.	430,400	58,473,446
Teijin Ltd.	595,000	9,787,384
Terumo Corp.	2,145,600	81,109,000
THK Co. Ltd.	400,900	13,662,252
TIS Inc.	744,100	18,482,517
Tobu Railway Co. Ltd.	628,900	16,167,687
Toho Co. Ltd.	371,100	14,768,629
Toho Gas Co. Ltd.	245,400	13,627,721
Tohoku Electric Power Co. Inc.	1,420,000	12,510,498
Tokio Marine Holdings Inc.	2,099,700	100,465,953
Tokyo Century Corp.	142,600	8,806,093
Tokyo Electric Power Co. Holdings Inc.(a)	4,797,200	14,175,889
Tokyo Electron Ltd.	496,400	219,441,453
Tokyo Gas Co. Ltd.	1,249,800	25,303,576
Tokyu Corp.	1,662,200	21,365,820
Tokyu Fudosan Holdings Corp.	2,033,200	11,290,905
Toppan Printing Co. Ltd.	872,300	14,867,526
Toray Industries Inc.	4,605,300	28,616,438
Toshiba Corp.	1,286,200	53,128,338
Tosoh Corp.	863,500	15,310,032
TOTO Ltd.	470,300	24,395,965
Toyo Suisan Kaisha Ltd.	296,100	12,068,300
Toyoda Gosei Co. Ltd.	214,800	5,246,933
Toyota Industries Corp.	487,800	39,048,991
Toyota Motor Corp.	7,048,764	524,086,776
Toyota Tsusho Corp.	705,300	29,810,951
Trend Micro Inc.	444,000	21,122,547
Tsuruha Holdings Inc.	123,100	14,212,726
Unicharm Corp.	1,340,300	52,040,009
United Urban Investment Corp.	9,874	14,760,639
USS Co. Ltd.	731,080	13,249,801
Welcia Holdings Co. Ltd.	313,500	9,780,294
West Japan Railway Co.	539,900	29,794,399
Yakult Honsha Co. Ltd.	426,500	20,758,245
Yamada Holdings Co. Ltd.	2,410,050	11,994,577
Yamaha Corp.	445,600	24,256,164
Yamaha Motor Co. Ltd.	930,600	23,234,138
Yamato Holdings Co. Ltd.	967,800	27,314,972
Yamazaki Baking Co. Ltd.	400,200	6,337,736
Yaskawa Electric Corp.	798,600	36,823,055
Yokogawa Electric Corp.	761,200	13,816,576
Z Holdings Corp.	8,825,422	40,774,330
ZOZO Inc.	362,100	12,224,043

		13,235,386,169

Malta — 0.0%
BGP Holdings PLC(e)	33,026,812	398

Netherlands — 5.7%
ABN AMRO Bank NV, CVA(a)(b)	1,404,504	18,172,089
Adyen NV(a)(b)	60,434	148,520,002
Aegon NV	5,942,724	27,656,781
Akzo Nobel NV	641,291	77,136,831
ArcelorMittal SA(a)	2,382,873	69,561,167
Argenx SE(a)	149,869	43,371,106
ASM International NV	157,339	47,900,433
ASML Holding NV	1,414,635	921,629,586
Davide Campari-Milano NV	1,930,674	22,804,508

Security	Shares	Value

Netherlands (continued)
EXOR NV	360,070	$29,613,451
Heineken Holding NV	383,380	38,120,951
Heineken NV	861,428	100,007,002
ING Groep NV	12,963,395	165,884,665
JDE Peet’s NV(a)	248,547	9,670,170
Just Eat Takeaway.com NV(a)(b)(c)	420,325	43,514,890
Koninklijke Ahold Delhaize NV	3,658,146	98,598,282
Koninklijke DSM NV	572,800	102,878,839
Koninklijke KPN NV	11,880,391	40,988,416
Koninklijke Philips NV(a)	3,027,790	170,870,690
Koninklijke Vopak NV	228,817	10,494,638
NN Group NV	987,533	49,418,079
Prosus NV	1,619,809	175,941,782
QIAGEN NV(a)	767,835	37,462,670
Randstad NV	395,652	28,615,248
Royal Dutch Shell PLC, Class A	13,630,045	257,595,803
Royal Dutch Shell PLC, Class B	12,317,119	221,527,237
Stellantis NV	6,806,653	113,271,736
STMicroelectronics NV	2,118,306	79,458,501
Wolters Kluwer NV	889,062	80,547,206

		3,231,232,759

New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(a)	2,472,406	13,570,730
Auckland International Airport Ltd.(a)	4,160,751	22,658,725
Fisher & Paykel Healthcare Corp. Ltd.	1,913,842	49,365,888
Mercury NZ Ltd.	2,258,188	11,244,536
Meridian Energy Ltd.	4,264,990	16,310,497
Ryman Healthcare Ltd.	1,323,758	13,477,612
Spark New Zealand Ltd.	6,158,551	19,442,549
Xero Ltd.(a)	403,816	44,156,487

		190,227,024

Norway — 0.6%
Adevinta ASA(a)	796,190	14,614,354
DNB ASA	3,091,922	66,634,004
Equinor ASA	3,247,976	66,263,683
Gjensidige Forsikring ASA	665,910	15,184,595
Mowi ASA	1,460,944	36,153,449
Norsk Hydro ASA	4,466,557	28,579,256
Orkla ASA	2,495,414	25,518,208
Schibsted ASA, Class A(a)	250,690	12,654,894
Schibsted ASA, Class B(a)	324,917	14,274,416
Telenor ASA	2,326,884	41,576,506
Yara International ASA	578,744	30,280,929

		351,734,294

Portugal — 0.2%
EDP - Energias de Portugal SA	9,213,124	51,261,473
Galp Energia SGPS SA	1,665,107	19,262,815
Jeronimo Martins SGPS SA	833,032	15,232,587

		85,756,875

Singapore — 1.1%
Ascendas REIT	10,684,200	24,975,843
CapitaLand Integrated Commercial Trust	15,053,309	24,326,980
CapitaLand Ltd.	8,749,000	24,463,530
City Developments Ltd.	1,505,500	8,928,439
DBS Group Holdings Ltd.	5,969,700	134,210,558
Genting Singapore Ltd.	20,086,200	13,059,654
Keppel Corp. Ltd.(c)	4,841,500	19,724,091
Mapletree Commercial Trust	7,153,700	11,775,859
Mapletree Logistics Trust(c)	9,564,494	14,306,482

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Oversea-Chinese Banking Corp. Ltd.(c)	11,156,798	$102,309,783
Singapore Airlines Ltd.(a)	4,446,900	16,913,195
Singapore Exchange Ltd.(c)	2,752,600	21,621,069
Singapore Technologies Engineering Ltd.	5,188,600	15,054,116
Singapore Telecommunications Ltd.	27,097,185	50,919,244
Suntec REIT	6,563,300	7,547,992
United Overseas Bank Ltd.	3,917,400	78,294,999
UOL Group Ltd.	1,536,200	8,891,115
Venture Corp. Ltd.	918,600	13,912,951
Wilmar International Ltd.	6,364,900	24,973,525

		616,209,425

Spain — 2.5%
ACS Actividades de Construccion y Servicios SA	786,637	25,690,845
Aena SME SA(a)(b)	224,329	39,075,827
Amadeus IT Group SA(a)	1,497,188	102,191,228
Banco Bilbao Vizcaya Argentaria SA	22,160,031	124,591,370
Banco Santander SA	57,629,827	223,039,876
CaixaBank SA	14,773,791	47,431,754
Cellnex Telecom SA(b)(c)	1,465,561	82,989,937
Enagas SA	852,401	18,593,295
Endesa SA	1,055,596	27,778,073
Ferrovial SA	1,615,286	45,967,525
Grifols SA	991,339	26,910,574
Iberdrola SA	20,334,991	275,024,436
Industria de Diseno Textil SA	3,620,322	129,088,179
Naturgy Energy Group SA	962,430	24,712,360
Red Electrica Corp. SA	1,482,474	27,259,791
Repsol SA	4,981,838	59,599,527
Siemens Gamesa Renewable Energy SA(a)	792,298	28,708,419
Telefonica SA	16,800,206	77,933,502

		1,386,586,518

Sweden — 3.4%
Alfa Laval AB	1,044,240	35,368,872
Assa Abloy AB, Class B	3,331,033	95,057,004
Atlas Copco AB, Class A	2,231,711	135,395,174
Atlas Copco AB, Class B	1,297,029	67,414,983
Boliden AB	907,750	35,405,014
Electrolux AB, Series B	749,688	21,065,650
Epiroc AB, Class A	2,190,160	47,529,120
Epiroc AB, Class B	1,295,208	25,442,338
EQT AB	791,786	26,808,779
Essity AB, Class B	2,023,087	66,106,370
Evolution AB(b)	531,764	105,148,498
Fastighets AB Balder, Class B(a)	336,849	19,428,348
H & M Hennes & Mauritz AB, Class B(a)	2,671,114	65,958,502
Hexagon AB, Class B	935,339	89,311,144
Husqvarna AB, Class B	1,389,982	19,372,543
ICA Gruppen AB	334,566	15,431,007
Industrivarden AB, Class A	354,285	13,608,700
Industrivarden AB, Class C	530,564	19,175,160
Investment AB Latour, Class B	490,328	15,018,769
Investor AB, Class B	1,513,754	128,697,957
Kinnevik AB, Class B	804,671	44,536,088
L E Lundbergforetagen AB, Class B	253,233	14,488,854
Lundin Energy AB	617,877	19,817,076
Nibe Industrier AB, Class B	1,035,091	37,923,448
Sandvik AB	3,751,940	92,869,472
Securitas AB, Class B	1,041,451	17,791,160
Skandinaviska Enskilda Banken AB, Class A	5,410,158	69,516,443

Security	Shares	Value

Sweden (continued)
Skanska AB, Class B	1,129,579	$30,671,595
SKF AB, Class B	1,267,699	32,772,847
Svenska Cellulosa AB SCA, Class B	2,015,880	35,402,913
Svenska Handelsbanken AB, Class A	5,175,285	60,090,410
Swedbank AB, Class A	3,007,762	52,907,728
Swedish Match AB	539,497	44,304,375
Tele2 AB, Class B	1,660,214	21,469,935
Telefonaktiebolaget LM Ericsson, Class B	9,700,250	133,003,812
Telia Co. AB	8,167,321	33,844,772
Volvo AB, Class B	4,732,893	115,779,075

		1,903,933,935

Switzerland — 9.5%
ABB Ltd., Registered	6,124,774	199,111,396
Adecco Group AG, Registered	514,307	34,871,712
Alcon Inc.(a)	1,634,114	122,731,001
Baloise Holding AG, Registered	153,996	26,069,823
Banque Cantonale Vaudoise, Registered	100,159	10,224,004
Barry Callebaut AG, Registered	11,856	26,206,563
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	3,408	31,649,318
Chocoladefabriken Lindt & Spruengli AG, Registered	338	33,427,553
Cie. Financiere Richemont SA, Class A, Registered	1,734,813	178,112,921
Clariant AG, Registered	660,384	13,840,513
Coca-Cola HBC AG	665,252	23,045,298
Credit Suisse Group AG, Registered	8,134,836	85,143,517
EMS-Chemie Holding AG, Registered	27,202	25,425,914
Geberit AG, Registered	123,103	81,038,365
Givaudan SA, Registered	30,687	128,662,999
Glencore PLC	33,211,481	135,741,748
Julius Baer Group Ltd.	744,399	46,946,802
Kuehne + Nagel International AG, Registered	179,463	53,717,887
LafargeHolcim Ltd., Registered	1,739,930	107,404,264
Logitech International SA, Registered	546,112	61,314,477
Lonza Group AG, Registered	247,489	157,602,775
Nestle SA, Registered	9,574,705	1,143,022,730
Novartis AG, Registered	7,379,120	630,750,721
Partners Group Holding AG	62,114	88,534,839
Roche Holding AG	2,334,894	761,871,010
Roche Holding AG, Bearer	106,477	37,031,418
Schindler Holding AG, Participation Certificates, NVS .	135,458	38,585,591
Schindler Holding AG, Registered	66,939	18,642,077
SGS SA, Registered	20,132	59,598,048
Siemens Energy AG(a)	1,328,380	44,455,075
Sika AG, Registered	471,195	140,730,791
Sonova Holding AG, Registered(a)	181,917	53,874,000
Straumann Holding AG, Registered	34,390	49,187,824
Swatch Group AG (The), Bearer	96,166	29,480,855
Swatch Group AG (The), Registered	174,731	10,489,033
Swiss Life Holding AG, Registered	101,077	49,305,583
Swiss Prime Site AG, Registered	252,445	24,564,984
Swiss Re AG	949,653	88,379,526
Swisscom AG, Registered	86,096	46,755,495
Temenos AG, Registered	222,150	32,663,028
UBS Group AG, Registered	12,183,913	186,021,587
Vifor Pharma AG	151,266	21,817,929
Zurich Insurance Group AG	500,039	205,432,392

		5,343,483,386

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 12.9%
3i Group PLC	3,235,577	$57,431,295
Admiral Group PLC	640,354	27,741,793
Anglo American PLC	4,077,013	173,296,309
Antofagasta PLC	1,309,222	33,815,623
Ashtead Group PLC	1,500,031	96,595,171
Associated British Foods PLC(a)	1,185,107	37,870,602
AstraZeneca PLC	4,361,318	465,867,620
Auto Trader Group PLC(a)(b)	3,206,423	25,313,772
AVEVA Group PLC	382,024	18,406,819
Aviva PLC	13,053,685	72,348,172
BAE Systems PLC	10,695,072	74,957,431
Barclays PLC	57,679,882	140,155,558
Barratt Developments PLC	3,388,764	36,221,586
Berkeley Group Holdings PLC	416,014	26,651,171
BP PLC	67,360,649	282,590,614
British American Tobacco PLC	7,624,674	283,131,960
British Land Co. PLC (The)	2,927,468	21,011,932
BT Group PLC(a)	29,680,700	67,785,265
Bunzl PLC	1,120,969	36,115,932
Burberry Group PLC(a)	1,346,422	38,420,944
Coca-Cola European Partners PLC	680,072	38,641,691
Compass Group PLC(a)	5,928,503	129,075,715
Croda International PLC	463,924	43,446,949
DCC PLC	327,139	28,462,782
Diageo PLC	7,772,529	349,855,062
Direct Line Insurance Group PLC	4,539,900	17,920,592
Entain PLC(a)	1,943,194	45,508,970
Evraz PLC	1,693,267	15,060,515
Experian PLC	3,048,356	117,839,242
Ferguson PLC	747,899	94,562,228
Fresnillo PLC	610,865	6,965,791
GlaxoSmithKline PLC	16,674,892	309,276,563
Halma PLC	1,262,331	45,232,059
Hargreaves Lansdown PLC	1,101,944	26,234,364
Hikma Pharmaceuticals PLC	574,966	19,424,097
HSBC Holdings PLC	67,689,580	424,362,578
Imperial Brands PLC	3,146,396	65,671,894
Informa PLC(a)	4,998,135	38,905,201
InterContinental Hotels Group PLC(a)	577,140	41,168,579
Intertek Group PLC	536,832	45,621,979
J Sainsbury PLC	5,916,132	19,470,445
JD Sports Fashion PLC(a)	1,717,281	21,836,452
Johnson Matthey PLC	642,795	28,924,422
Kingfisher PLC(a)	7,005,534	34,656,373
Land Securities Group PLC	2,341,230	23,365,103
Legal & General Group PLC	19,830,401	74,790,673
Lloyds Banking Group PLC	235,393,279	148,078,986
London Stock Exchange Group PLC	1,051,198	107,702,327
M&G PLC	8,637,438	25,986,842
Melrose Industries PLC	16,164,953	36,458,968
Mondi PLC	1,615,142	43,942,231
National Grid PLC	11,699,658	147,505,989
Natwest Group PLC	16,124,943	43,892,523
Next PLC(a)	442,150	47,762,210
NMC Health PLC(a)(e)	473,933	7
Ocado Group PLC(a)	1,616,150	46,923,342
Pearson PLC	2,500,479	28,734,930
Persimmon PLC	1,060,838	46,002,312
Phoenix Group Holdings PLC	1,828,421	18,009,386
Prudential PLC	8,670,542	184,213,723
Reckitt Benckiser Group PLC	2,365,132	211,247,349

Security	Shares	Value

United Kingdom (continued)
RELX PLC	6,420,756	$167,084,952
Rentokil Initial PLC	6,154,302	42,638,797
Rio Tinto PLC	3,729,221	313,721,822
Rolls-Royce Holdings PLC(a)	27,828,239	40,309,674
RSA Insurance Group PLC	3,434,415	32,448,949
Sage Group PLC (The)	3,633,741	32,098,408
Schroders PLC	413,434	20,652,925
Segro PLC	3,956,730	55,084,236
Severn Trent PLC	793,155	27,201,504
Smith & Nephew PLC	2,908,196	63,236,883
Smiths Group PLC	1,315,783	29,612,842
Spirax-Sarco Engineering PLC	245,258	40,120,446
SSE PLC	3,462,894	70,384,024
St. James’s Place PLC	1,782,427	33,599,920
Standard Chartered PLC	8,922,694	64,190,977
Standard Life Aberdeen PLC	7,327,465	28,153,059
Taylor Wimpey PLC	12,099,853	30,088,135
Tesco PLC	25,695,531	78,624,648
Unilever PLC	8,738,020	511,936,649
United Utilities Group PLC	2,264,247	30,352,727
Vodafone Group PLC	89,173,599	168,900,616
Whitbread PLC(a)	670,044	30,094,907
Wm Morrison Supermarkets PLC	8,002,420	19,262,155
WPP PLC	4,070,592	54,984,238

		7,243,254,506

Total Common Stocks — 98.3% (Cost: $46,935,899,668)		55,236,989,611

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	189,203	15,533,403
Fuchs Petrolub SE, Preference Shares, NVS	231,569	12,360,338
Henkel AG & Co. KGaA, Preference Shares, NVS	592,234	68,127,695
Porsche Automobil Holding SE, Preference Shares, NVS	508,518	53,612,430
Sartorius AG, Preference Shares, NVS	118,269	66,801,029
Volkswagen AG, Preference Shares, NVS	616,772	160,893,234

		377,328,129

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	20,126,138	11,823,185

Total Preferred Stocks — 0.7% (Cost: $309,344,280)		389,151,314

Rights

Switzerland — 0.0%
Credit Suisse Group AG (Expires 05/06/21)(a)(c)	8,134,836	90

Total Rights — 0.0% (Cost: $0)		90

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	160,382,334	160,462,525

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	14,570,000	$14,570,000

		175,032,525

Total Short-Term Investments — 0.3% (Cost: $174,967,667)		175,032,525

Total Investments in Securities — 99.3% (Cost: $47,420,211,615)		55,801,173,540

Other Assets, Less Liabilities — 0.7%		399,682,508

Net Assets — 100.0%		$56,200,856,048

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.

(g) Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$425,334,940	$—		$(264,678,621	)(a)	$38,647	$(232,441)	$160,462,525	160,382,334	$1,888,699	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,200,000	370,000	(a)	—		—	—	14,570,000	14,570,000	6,878		—

						$38,647	$(232,441)	$175,032,525		$1,895,577		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	477	06/17/21	$64,323	$1,638,837
Euro STOXX 50 Index	4,610	06/18/21	218,369	4,814,430
FTSE 100 Index	1,205	06/18/21	115,452	2,691,503
TOPIX Index	910	06/10/21	158,328	(2,284,674)

				$6,860,096

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI EAFE ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$55,236,989,206	$—	$405	$55,236,989,611
Preferred Stocks	389,151,314	—	—	389,151,314
Rights	—	90	—	90
Money Market Funds	175,032,525	—	—	175,032,525

	$55,801,173,045	$90	$405	$55,801,173,540

Derivative financial instruments(a)
Assets
Futures Contracts	$9,144,770	$—	$—	$9,144,770
Liabilities
Futures Contracts	(2,284,674)	—	—	(2,284,674)

	$6,860,096	$—	$—	$6,860,096

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust